Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.6%
AngloGold Ashanti Ltd. .......... 874 $ 19,385
AngloGold Ashanti Ltd., ADR ...... 644 14,297
33,682
Austria — 0.3%
Erste Group Bank AG ........... 407 15,383
Brazil — 9.0%
Ambev SA .................. 21,816 68,326
Arezzo Industria e Comercio SA
(a)
... 3,458 60,322
B3 SA - Brasil Bolsa Balcao ....... 19,846 62,617
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 12,918 65,290
Hapvida Participacoes e Investimentos
SA
(a)(b)(c)
.................. 56,416 57,624
Pagseguro Digital Ltd., Class A
(a)
... 3,049 34,637
Petroleo Brasileiro SA, ADR ...... 3,900 57,252
Rumo SA ................... 10,707 52,643
Sendas Distribuidora SA ......... 21,117 60,644
519,355
Burkina Faso — 0.6%
Endeavour Mining plc ........... 1,539 37,184
Colombia — 0.5%
Ecopetrol SA, ADR ............. 2,503 29,335
Czech Republic — 0.2%
Komercni Banka A/S ........... 346 11,332
Greece — 1.4%
National Bank of Greece SA
(a)
..... 2,772 19,090
OPAP SA, Class R ............. 1,633 28,721
Piraeus Financial Holdings SA
(a)
.... 9,231 34,964
82,775
Hungary — 1.9%
MOL Hungarian Oil & Gas plc ..... 3,170 25,026
OTP Bank Nyrt. ............... 1,147 41,712
Richter Gedeon Nyrt. ........... 1,614 40,714
107,452
India — 14.5%
Axis Bank Ltd., GDR
(c)
.......... 2,081 121,738
Dr Reddy's Laboratories Ltd., ADR .. 996 68,405
HDFC Bank Ltd., ADR .......... 1,521 103,854
ICICI Bank Ltd., ADR ........... 6,687 164,300
Larsen & Toubro Ltd., GDR
(a)(c)
..... 3,384 110,647
Mahindra & Mahindra Ltd., GDR
(c)
... 6,057 108,117
Reliance Industries Ltd., GDR
(b)
.... 2,572 161,542
838,603
Indonesia — 4.2%
Astra International Tbk. PT ....... 88,300 40,127
Bank Central Asia Tbk. PT ........ 87,100 52,750
Bank Mandiri Persero Tbk. PT ..... 96,600 36,722
Bank Negara Indonesia Persero Tbk.
PT ..................... 31,500 18,544
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 136,000 50,919
Indofood CBP Sukses Makmur Tbk. PT 18,200 13,524
Telkom Indonesia Persero Tbk. PT .. 125,400 30,896
243,482
Kazakhstan — 1.0%
Kaspi.KZ JSC, GDR
(c)
........... 597 54,724
Security
Shares
Shares Value
Malaysia — 1.5%
Hartalega Holdings Bhd. ......... 32,500 $ 15,870
Malayan Banking Bhd. .......... 17,000 34,012
Public Bank Bhd. .............. 36,900 34,133
84,015
Mexico — 4.1%
Fibra Uno Administracion SA de CV . 15,210 22,863
Fomento Economico Mexicano SAB de
CV, ADR ................. 479 54,247
Grupo Aeroportuario del Pacifico SAB
de CV, ADR ............... 225 42,831
Grupo Financiero Banorte SAB de CV,
Class O .................. 5,039 47,781
Vista Energy SAB de CV, ADR
(a)
.... 586 15,294
Wal-Mart de Mexico SAB de CV .... 13,353 55,621
238,637
Panama — 0.3%
Copa Holdings SA, Class A ....... 130 15,343
Peru — 0.8%
Credicorp Ltd. ................ 277 43,503
Philippines — 1.8%
Ayala Land, Inc. ............... 44,800 22,371
BDO Unibank, Inc. ............. 12,660 33,480
Bloomberry Resorts Corp.
(a)
....... 55,500 11,985
International Container Terminal
Services, Inc. .............. 2,910 11,500
Jollibee Foods Corp. ........... 2,550 11,844
Metropolitan Bank & Trust Co. ..... 10,900 11,915
103,095
Poland — 2.1%
Bank Polska Kasa Opieki SA ...... 1,618 47,776
ORLEN SA
(a)
................. 1,684 30,015
Powszechny Zaklad Ubezpieczen SA 4,061 41,069
118,860
Saudi Arabia — 1.9%
Abdullah Al Othaim Markets Co. .... 3,697 14,562
Almarai Co. JSC .............. 849 15,591
Saudi Basic Industries Corp. ...... 1,739 39,744
Saudi National Bank (The) ........ 1,401 14,396
Yanbu National Petrochemical Co. .. 2,172 26,537
110,830
Singapore — 0.5%
Jardine Cycle & Carriage Ltd. ..... 1,100 28,391
South Africa — 3.0%
Absa Group Ltd. .............. 3,522 37,328
Bid Corp. Ltd. ................ 1,540 36,477
Foschini Group Ltd. (The) ........ 2,809 17,021
Gold Fields Ltd. ............... 2,955 45,830
Truworths International Ltd. ....... 9,442 37,902
174,558
South Korea — 16.1%
Hansol Chemical Co. Ltd. ........ 300 46,110
Hanwha Solutions Corp.
(a)
........ 1,060 31,460
HYBE Co. Ltd.
(a)
.............. 127 26,154
Hyundai Mobis Co. Ltd. .......... 302 55,180
JYP Entertainment Corp. ......... 293 31,369
KT Corp. ................... 1,077 24,941
LG Chem Ltd. ................ 66 33,575
Orion Corp. .................. 271 24,120
Samsung Electro-Mechanics Co. Ltd. 336 38,330
Samsung Electronics Co. Ltd. ..... 7,524 411,959

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
South Korea (continued)
Samsung SDI Co. Ltd. .......... 122 $ 63,685
SK Hynix, Inc. ................ 1,203 116,505
S-Oil Corp. .................. 478 28,099
931,487
Switzerland — 0.8%
Wizz Air Holdings plc
(a)(b)(c)
........ 1,548 47,176
Taiwan — 17.3%
Accton Technology Corp. ........ 6,000 73,202
Alchip Technologies Ltd. ......... 1,000 63,651
Asia Vital Components Co. Ltd. .... 5,000 51,383
Delta Electronics, Inc. ........... 8,000 93,390
eMemory Technology, Inc. ........ 1,000 59,258
Lotes Co. Ltd. ................ 2,000 47,654
President Chain Store Corp. ...... 6,000 53,305
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 26,000 469,498
Wiwynn Corp. ................ 1,000 56,789
Yageo Corp. ................. 2,000 29,321
997,451
Thailand — 3.0%
Advanced Info Service PCL, NVDR .. 7,100 46,911
Bangkok Bank PCL, NVDR ....... 5,700 28,576
Bangkok Dusit Medical Services PCL,
NVDR ................... 32,200 27,089
CP ALL PCL, NVDR ............ 14,400 26,729
Land & Houses PCL, NVDR ...... 88,300 21,933
Thai Beverage PCL ............ 51,300 23,338
174,576
Turkey — 0.5%
Eldorado Gold Corp.
(a)
.......... 3,107 30,468
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC . 14,328 34,251
Borouge plc ................. 26,767 19,895
Emaar Properties PJSC ......... 22,143 40,744
94,890
Security
Shares
Shares Value
United States — 2.8%
Cognizant Technology Solutions Corp.,
Class A .................. 1,685 $ 111,261
EPAM Systems, Inc.
(a)
........... 77 18,234
Globant SA
(a)
................. 196 34,247
163,742
Total Common Stocks — 92.4%
(Cost: $4,730,989) .............................. 5,330,329
Preferred Securities
Preferred Stocks — 1.1%
Brazil — 1.1%
Banco Bradesco SA ............ 17,944 63,343
Total Preferred Stocks — 1.1%
(Cost: $45,363) ................................ 63,343
Total Long-Term Investments — 93.5%
(Cost: $4,776,352) .............................. 5,393,672
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(d)(e)
.... 386,062 386,062
Total Short-Term Securities — 6.7%
(Cost: $386,062) ................................ 386,062
Total Investments — 100.2%
(Cost: $5,162,414) .............................. 5,779,734
Liabilities in Excess of Other Assets — (0.2)% ............ (9,410)
Net Assets — 100.0% .............................. $ 5,770,324
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 340,604 $ 45,458
(a)
$ — $ — $ — $ 386,062 386,062 $ 4,678 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Emerging Markets ex-China Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 5 08/31/23 $ 198 $ (296)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 22,800 $ (4,452)
(c)
$ 18,348 0.4%
(b)
Range: 95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
(b) Goldman Sachs USA
(c)
Amount includes $0 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ........... 14,233 $ 18,348 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ 18,348

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Emerging Markets ex-China Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 14,297 $ 19,385 $ — $ 33,682
Austria .............................................. — 15,383 — 15,383
Brazil ............................................... 519,355 — — 519,355
Burkina Faso .......................................... 37,184 — — 37,184
Colombia ............................................ 29,335 — — 29,335
Czech Republic ........................................ — 11,332 — 11,332
Greece .............................................. — 82,775 — 82,775
Hungary ............................................. 40,714 66,738 — 107,452
India ............................................... 566,414 272,189 — 838,603
Indonesia ............................................ — 243,482 — 243,482
Kazakhstan ........................................... — 54,724 — 54,724
Malaysia ............................................. — 84,015 — 84,015
Mexico .............................................. 238,637 — — 238,637
Panama ............................................. 15,343 — — 15,343
Peru ................................................ 43,503 — — 43,503
Philippines ........................................... — 103,095 — 103,095
Poland .............................................. — 118,860 — 118,860
Saudi Arabia .......................................... — 110,830 — 110,830
Singapore ............................................ — 28,391 — 28,391
South Africa ........................................... 74,379 100,179 — 174,558
South Korea .......................................... — 931,487 — 931,487
Switzerland ........................................... — 47,176 — 47,176
Taiwan .............................................. — 997,451 — 997,451
Thailand ............................................. — 174,576 — 174,576
Turkey .............................................. 30,468 — — 30,468
United Arab Emirates .................................... 54,146 40,744 — 94,890
United States .......................................... 163,742 — — 163,742
Preferred Securities ....................................... 63,343 — — 63,343
Short-Term Securities
Money Market Funds ...................................... 386,062 — — 386,062
$ 2,276,922 $ 3,502,812 $ — $ 5,779,734
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (4,748) $ — $ (4,748)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Emerging Markets ex-China Fund

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company